Financial instruments by category (Details 1) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Net amount presented	$ 249,167	$ 257,177
Net amount presented	403,457	457,583
Trade And Other Payables one [Member]
Statement [Line Items]
Gross amounts recognized	29,336	51,015
Gross amounts offset	(7,363)	(5,513)
Net amount presented	36,699	56,528
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member]
Statement [Line Items]
Gross amounts recognized	97,321	95,245
Gross amounts offset	7,363	5,513
Net amount presented	$ 89,958	$ 89,732